Cover	Nov. 03, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-40768
Entity Registrant Name	OMNIQ CORP.
Entity Central Index Key	0000278165
Entity Tax Identification Number	20-3454263
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	696 West Confluence Ave.
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	801
Local Phone Number	242-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	OMQS
Security Exchange Name	NONE
Entity Emerging Growth Company	false